The Hartford Inflation Plus Fund Investment Strategy - The Hartford Inflation Plus Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund seeks its investment objective by investing at least 65% of its net assets in inflation-protected debt securities that the Fund’s sub-adviser, Wellington Management Company LLP (“Wellington Management”), considers to be attractive from a real yield perspective consistent with total return. The Fund normally invests in the following types of inflation-protected debt securities: inflation-protected debt securities issued by the U.S. Treasury, inflation-protected debt securities issued by U.S. Government agencies and instrumentalities, and inflation-protected debt securities issued by other entities, such as foreign governments. The Fund will also opportunistically invest up to 35% of its net assets in other asset classes, including, but not limited to, nominal treasury securities, currencies, corporate bonds, asset-backed securities, mortgage-related securities, and commercial mortgage-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including securities acquired or sold in the to be announced (TBA) market. There is no limit on the maturity or duration of debt securities held by the Fund or the average maturity of the Fund’s portfolio. The Fund normally invests at least 80% of its net assets in securities of “investment grade” quality. The Fund may invest up to 35% of its net assets in securities of foreign issuers and non-dollar securities, including inflation-protected securities of foreign issuers. The Fund may use derivatives, including forward contracts, futures and options and swap agreements to manage risk (including to mitigate the effects of foreign currency fluctuations) or for other investment purposes. The Fund may trade securities actively. The portfolio managers may allocate a portion of the Fund’s assets to specialists within Wellington Management who implement the individual sector and security selection strategies.